Debt - Schedule of Short Term Debt Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 06, 2018	Dec. 31, 2017
Fair value of embedded derivative	$ 480	$ 0
Successor [Member]
Less: unamortized Hana Loan origination fee	(420)
Fair value of embedded derivative	(418)
Other short-term borrowings	19,249
Short-term debt, net unamortized origination fee and excluding current installments	118,411
Successor [Member] | Hana Loan [Member]
Short term loan amount	50,000
Successor [Member] | APICORP Loan [Member]
Short term loan amount	$ 50,000
Predecessor [Member]
Less: unamortized Hana Loan origination fee
Fair value of embedded derivative
Other short-term borrowings			8,773
Short-term debt, net unamortized origination fee and excluding current installments			8,773
Predecessor [Member] | Hana Loan [Member]
Short term loan amount
Predecessor [Member] | APICORP Loan [Member]
Short term loan amount